Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Components	$ 34,158	$ 43,017
Work in process	15,444	13,951
Finished products (including systems at customer locations not yet sold)	18,730	13,930
Total inventories	68,332	70,898
Current assets	61,207	65,541
Long-term assets	$ 7,125	$ 5,357